Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. ("CREFI")

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the "Company")

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Citigroup Global Markets Inc., Morgan Stanley & Co. LLC, Morgan Stanley Bank, N.A. and Morgan Stanley Mortgage Capital Holdings LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the GCT Commercial Mortgage Trust 2021-GCT, Commercial Mortgage Pass-Through Certificates, Series 2021-GCT securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of mortgage loan asset and mortgaged property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Closing Date” refers to the date of February 5, 2021.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on November 12, 2020 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2021-GCT Accounting Tape.xlsx (provided on January 19, 2021).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “ACM O&M Report” refers to a signed operations and maintenance program for asbestos-containing materials document.
•	The phrase “Appraisal Report” refers to a signed appraisal document.
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•	The phrase “Engineering Report” refers to a signed property condition assessment document.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.
•	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
•	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.
•	The phrase “Lease Agreement” refers to a signed lease agreement.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement.
•	The phrase “Mezzanine Loan Agreement” refers to a signed or draft mezzanine loan agreement.
•	The phrase “Property Survey” refers to a property parking survey.
•	The phrase “Seismic Report” refers to a signed seismic assessment document.
•	The phrase “Title Policy” refers to a signed or draft proforma title policy.
•	The phrase “Underwritten Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From November 12, 2020 through January 19, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did

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not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

January 19, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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GCT 2021-GCT	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Loan Sellers	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip Code	Appraisal Report	None
10	Market	Appraisal Report	None
11	Submarket	Appraisal Report	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Appraisal Report	None
14	Occupied NRA	Underwritten Rent Roll	None
15	Vacant NRA	Underwritten Rent Roll	None
16	Total NRA	Underwritten Rent Roll	None
17	Unit of Measure	Underwritten Rent Roll	None
18	Occupancy (%)	Underwritten Rent Roll	None
19	Occupancy Date	Underwritten Rent Roll	None
20	# of Parking Spaces	Property Survey	None
21	# of Tenants	Underwritten Rent Roll	None
22	Wtd. Avg. Lease Expiration Date	Underwritten Rent Roll	None
23	Wtd. Avg. Lease Term Remaining	Underwritten Rent Roll	None
24	Ownership Interest	Title Policy	None
25	Mortgage Loan Closing Date Balance	Loan Agreement	$1.00
26	Mortgage Loan Closing Date Balance per SF	Recalculation	$1.00
27	% of Mortgage Loan Closing Date Balance	Recalculation	None
28	Mezzanine A Loan Closing Date Balance ($)	Mezzanine Loan Agreement	$1.00
29	Mezzanine B Loan Closing Date Balance ($)	Mezzanine Loan Agreement	$1.00
30	Total Loan Closing Date Balance ($)	Recalculation	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

GCT 2021-GCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
31	Total Loan Closing Date Balance per SF	Recalculation	$1.00
32	As-Is Appraised Value Date	Appraisal Report	None
33	As-Is Appraised Value	Appraisal Report	None
34	As-Is Appraised Value per SF	Recalculation	None
35	Appraiser	Appraisal Report	None
36	Engineering Report Provider	Engineering Report	None
37	Engineering Report Date	Engineering Report	None
38	Environmental Report Provider	Environmental Report	None
39	Environmental Report Date	Environmental Report	None
40	Phase II Required	Environmental Report	None
41	ACM O&M Plan	ACM O&M Report	None
42	Seismic Report Date	Seismic Report	None
43	Seismic Zone	Seismic Report	None
44	PML (SEL)	Seismic Report	None
45	PML (SUL)	Seismic Report	None
46	Origination Date	Loan Agreement	None
47	Assumed One-month LIBOR	None - Company Provided	None
48	Mortgage Loan Trust Margin	None - Company Provided	None
49	Mezzanine A Loan Margin	Mezzanine Loan Agreement	None
50	Mezzanine B Loan Margin	Mezzanine Loan Agreement	None
51	LIBOR Cap	Interest Rate Cap Term Sheet	None
52	LIBOR Lookback days	Loan Agreement	None
53	LIBOR Cap Expiration Date	None - Company Provided	None
54	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
55	Amortization Type	Loan Agreement	None
56	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
57	Mortgage Loan Annual Debt Service Payment	Recalculation	None
58	Mezzanine A Loan Annual Debt Service Payment	Recalculation	None
59	Mezzanine B Loan Annual Debt Service Payment	Recalculation	None
60	Total Loan Annual Debt Service Payment	Recalculation	None
61	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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GCT 2021-GCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
62	Mezzanine A Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
63	Mezzanine B Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
64	Total Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
65	Grace Period	Loan Agreement	None
66	First Loan Payment Date	Loan Agreement	None
67	Seasoning	Recalculation	None
68	Original Term to Maturity (Months)	Recalculation	None
69	Remaining Term to Maturity (Months)	Recalculation	None
70	Original Amortization Term (Months)	Not Applicable*	None
71	Remaining Amortization Term (Months)	Not Applicable*	None
72	Original IO Term (Months)	Recalculation	None
73	Remaining IO Term (Months)	Recalculation	None
74	Initial Maturity Date	Loan Agreement	None
75	Floating Rate Component Extensions	Loan Agreement	None
76	Fully Extended Maturity Date	Loan Agreement	None
77	Lockbox	Loan Agreement	None
78	Cash Management Type	Loan Agreement	None
79	Cash Management Trigger	Loan Agreement	None
80	Administrative Fee Rate (%)	Fee Schedule	None
81	Floating Rate Component Prepayment Provision	Loan Agreement	None
82	Borrower	Loan Agreement	None
83	Sponsor	Loan Agreement	None
84	Guarantor	Loan Agreement	None
85	Partial Release Allowed?	Loan Agreement	None
86	Mortgage Loan Closing Date LTV	Recalculation	None
87	Mortgage Loan Balloon LTV	Recalculation	None
88	Mortgage Loan UW NOI Debt Yield	Recalculation	None
89	Mortgage Loan UW NCF Debt Yield	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

GCT 2021-GCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
90	Mortgage Loan UW NOI DSCR	Recalculation	None
91	Mortgage Loan UW NCF DSCR	Recalculation	None
92	Mortgage Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
93	Mortgage Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
94	Total Loan Closing Date LTV	Recalculation	None
95	Total Loan Balloon LTV	Recalculation	None
96	Total Loan UW NOI Debt Yield	Recalculation	None
97	Total Loan UW NCF Debt Yield	Recalculation	None
98	Total Loan UW NOI DSCR	Recalculation	None
99	Total Loan UW NCF DSCR	Recalculation	None
100	Total Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
101	Total Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
102	Initial Tax Reserve	Loan Agreement	None
103	Ongoing Tax Reserve Monthly	Loan Agreement	None
104	Tax Reserve Springing Conditions	Loan Agreement	None
105	Initial Insurance Reserve	Loan Agreement	None
106	Ongoing Insurance Reserve Monthly	Loan Agreement	None
107	Insurance Reserve Springing Conditions	Loan Agreement	None
108	Initial Immediate Repairs Reserve	Loan Agreement	None
109	Initial Replacement Reserve	Loan Agreement	None
110	Ongoing Replacement Reserve Monthly	Loan Agreement	None
111	Replacement Reserve Springing Conditions	Loan Agreement	None
112	Replacement Reserve Cap	Loan Agreement	None
113	Initial Leasing Reserve	Loan Agreement	None
114	Ongoing Leasing Reserve Monthly	Loan Agreement	None
115	Leasing Reserve Springing Conditions	Loan Agreement	None
116	Leasing Reserve Cap	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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GCT 2021-GCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
117	Initial Specified Tenant Space Leasing Reserve	Loan Agreement	None
118	Ongoing Specified Tenant Space Leasing Reserve Monthly	Loan Agreement	None
119	Specified Tenant Space Leasing Reserve Springing Conditions	Loan Agreement	None
120	Specified Tenant Space Leasing Reserve Cap	Loan Agreement	None
121	Initial Other Reserve	Loan Agreement	None
122	Ongoing Other Reserve Monthly	Loan Agreement	None
123	Other Reserve Description	Loan Agreement	None
124	Largest Tenant Tenant Name	Underwritten Rent Roll	None
125	Largest Tenant Initial Lease Start Date	None - Company Provided	None
126	Largest Tenant Current Lease Start Date	Underwritten Rent Roll	None
127	Largest Tenant Lease Exp.	Underwritten Rent Roll	None
128	Largest Tenant NRA	Underwritten Rent Roll	None
129	Largest Tenant UW Base Rent	Underwritten Rent Roll	$1.00
130	Largest Tenant UW Gross Rent	Underwritten Rent Roll	$1.00
131	2nd Largest Tenant Tenant Name	Underwritten Rent Roll	None
132	2nd Largest Tenant Initial Lease Start Date	Lease Agreement	None
133	2nd Largest Tenant Current Lease Start Date	Underwritten Rent Roll	None
134	2nd Largest Tenant Lease Exp.	Underwritten Rent Roll	None
135	2nd Largest Tenant NRA	Underwritten Rent Roll	None
136	2nd Largest Tenant UW Base Rent	Underwritten Rent Roll	$1.00
137	2nd Largest Tenant UW Gross Rent	Underwritten Rent Roll	$1.00
138	3rd Largest Tenant Tenant Name	Underwritten Rent Roll	None
139	3rd Largest Tenant Initial Lease Start Date	Lease Agreement	None
140	3rd Largest Tenant Current Lease Start Date	Underwritten Rent Roll	None
141	3rd Largest Tenant Lease Exp.	Underwritten Rent Roll	None
142	3rd Largest Tenant NRA	Underwritten Rent Roll	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

GCT 2021-GCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
143	3rd Largest Tenant UW Base Rent	Underwritten Rent Roll	$1.00
144	3rd Largest Tenant UW Gross Rent	Underwritten Rent Roll	$1.00
145	4th Largest Tenant Tenant Name	Underwritten Rent Roll	None
146	4th Largest Tenant Initial Lease Start Date	Lease Agreement	None
147	4th Largest Tenant Current Lease Start Date	Underwritten Rent Roll	None
148	4th Largest Tenant Lease Exp.	Underwritten Rent Roll	None
149	4th Largest Tenant NRA	Underwritten Rent Roll	None
150	4th Largest Tenant UW Base Rent	Underwritten Rent Roll	$1.00
151	4th Largest Tenant UW Gross Rent	Underwritten Rent Roll	$1.00
152	5th Largest Tenant Tenant Name	Underwritten Rent Roll	None
153	5th Largest Tenant Initial Lease Start Date	Lease Agreement	None
154	5th Largest Tenant Current Lease Start Date	Underwritten Rent Roll	None
155	5th Largest Tenant Lease Exp.	Underwritten Rent Roll	None
156	5th Largest Tenant NRA	Underwritten Rent Roll	None
157	5th Largest Tenant UW Base Rent	Underwritten Rent Roll	$1.00
158	5th Largest Tenant UW Gross Rent	Underwritten Rent Roll	$1.00
159	In-Place Base Rent 2017	Underwriting File	$1.00
160	In-Place Base Rent 2018	Underwriting File	$1.00
161	In-Place Base Rent 2019	Underwriting File	$1.00
162	In-Place Base Rent TTM 11/30/2020	Underwriting File	$1.00
163	In-Place Base Rent 2021 Sponsor Budget	Underwriting File	$1.00
164	In-Place Base Rent 2022 Sponsor Budget	Underwriting File	$1.00
165	In-Place Base Rent Citi UW	Underwriting File	$1.00
166	Contractual Rent Steps 2017	Underwriting File	$1.00
167	Contractual Rent Steps 2018	Underwriting File	$1.00
168	Contractual Rent Steps 2019	Underwriting File	$1.00
169	Contractual Rent Steps TTM 11/30/2020	Underwriting File	$1.00
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GCT 2021-GCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
170	Contractual Rent Steps 2021 Sponsor Budget	Underwriting File	$1.00
171	Contractual Rent Steps 2022 Sponsor Budget	Underwriting File	$1.00
172	Contractual Rent Steps Citi UW	Underwriting File	$1.00
173	Potential Income from Vacant Space 2017	Underwriting File	$1.00
174	Potential Income from Vacant Space 2018	Underwriting File	$1.00
175	Potential Income from Vacant Space 2019	Underwriting File	$1.00
176	Potential Income from Vacant Space TTM 11/30/2020	Underwriting File	$1.00
177	Potential Income from Vacant Space 2021 Sponsor Budget	Underwriting File	$1.00
178	Potential Income from Vacant Space 2022 Sponsor Budget	Underwriting File	$1.00
179	Potential Income from Vacant Space Citi UW	Underwriting File	$1.00
180	Reimbursements 2017	Underwriting File	$1.00
181	Reimbursements 2018	Underwriting File	$1.00
182	Reimbursements 2019	Underwriting File	$1.00
183	Reimbursements TTM 11/30/2020	Underwriting File	$1.00
184	Reimbursements 2021 Sponsor Budget	Underwriting File	$1.00
185	Reimbursements 2022 Sponsor Budget	Underwriting File	$1.00
186	Reimbursements Citi UW	Underwriting File	$1.00
187	Gross Potential Rent 2017	Underwriting File	$1.00
188	Gross Potential Rent 2018	Underwriting File	$1.00
189	Gross Potential Rent 2019	Underwriting File	$1.00
190	Gross Potential Rent TTM 11/30/2020	Underwriting File	$1.00
191	Gross Potential Rent 2021 Sponsor Budget	Underwriting File	$1.00
192	Gross Potential Rent 2022 Sponsor Budget	Underwriting File	$1.00
193	Gross Potential Rent Citi UW	Underwriting File	$1.00
194	Economic Vacancy & Credit Loss 2017	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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GCT 2021-GCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
195	Economic Vacancy & Credit Loss 2018	Underwriting File	$1.00
196	Economic Vacancy & Credit Loss 2019	Underwriting File	$1.00
197	Economic Vacancy & Credit Loss TTM 11/30/2020	Underwriting File	$1.00
198	Economic Vacancy & Credit Loss 2021 Sponsor Budget	Underwriting File	$1.00
199	Economic Vacancy & Credit Loss 2022 Sponsor Budget	Underwriting File	$1.00
200	Economic Vacancy & Credit Loss Citi UW	Underwriting File	$1.00
201	EGI Before Other Income 2017	Underwriting File	$1.00
202	EGI Before Other Income 2018	Underwriting File	$1.00
203	EGI Before Other Income 2019	Underwriting File	$1.00
204	EGI Before Other Income TTM 11/30/2020	Underwriting File	$1.00
205	EGI Before Other Income 2021 Sponsor Budget	Underwriting File	$1.00
206	EGI Before Other Income 2022 Sponsor Budget	Underwriting File	$1.00
207	EGI Before Other Income Citi UW	Underwriting File	$1.00
208	Parking Income 2017	Underwriting File	$1.00
209	Parking Income 2018	Underwriting File	$1.00
210	Parking Income 2019	Underwriting File	$1.00
211	Parking Income TTM 11/30/2020	Underwriting File	$1.00
212	Parking Income 2021 Sponsor Budget	Underwriting File	$1.00
213	Parking Income 2022 Sponsor Budget	Underwriting File	$1.00
214	Parking Income Citi UW	Underwriting File	$1.00
215	Other Income 2017	Underwriting File	$1.00
216	Other Income 2018	Underwriting File	$1.00
217	Other Income 2019	Underwriting File	$1.00
218	Other Income TTM 11/30/2020	Underwriting File	$1.00
219	Other Income 2021 Sponsor Budget	Underwriting File	$1.00
220	Other Income 2022 Sponsor Budget	Underwriting File	$1.00
221	Other Income Citi UW	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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GCT 2021-GCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
222	EGI 2017	Underwriting File	$1.00
223	EGI 2018	Underwriting File	$1.00
224	EGI 2019	Underwriting File	$1.00
225	EGI TTM 11/30/2020	Underwriting File	$1.00
226	EGI 2021 Sponsor Budget	Underwriting File	$1.00
227	EGI 2022 Sponsor Budget	Underwriting File	$1.00
228	EGI Citi UW	Underwriting File	$1.00
229	Management Fee 2017	Underwriting File	$1.00
230	Management Fee 2018	Underwriting File	$1.00
231	Management Fee 2019	Underwriting File	$1.00
232	Management Fee TTM 11/30/2020	Underwriting File	$1.00
233	Management Fee 2021 Sponsor Budget	Underwriting File	$1.00
234	Management Fee 2022 Sponsor Budget	Underwriting File	$1.00
235	Management Fee Citi UW	Underwriting File	$1.00
236	Cleaning 2017	Underwriting File	$1.00
237	Cleaning 2018	Underwriting File	$1.00
238	Cleaning 2019	Underwriting File	$1.00
239	Cleaning TTM 11/30/2020	Underwriting File	$1.00
240	Cleaning 2021 Sponsor Budget	Underwriting File	$1.00
241	Cleaning 2022 Sponsor Budget	Underwriting File	$1.00
242	Cleaning Citi UW	Underwriting File	$1.00
243	Contract Services 2017	Underwriting File	$1.00
244	Contract Services 2018	Underwriting File	$1.00
245	Contract Services 2019	Underwriting File	$1.00
246	Contract Services TTM 11/30/2020	Underwriting File	$1.00
247	Contract Services 2021 Sponsor Budget	Underwriting File	$1.00
248	Contract Services 2022 Sponsor Budget	Underwriting File	$1.00
249	Contract Services Citi UW	Underwriting File	$1.00
250	Repairs & Maintenance 2017	Underwriting File	$1.00
251	Repairs & Maintenance 2018	Underwriting File	$1.00
252	Repairs & Maintenance 2019	Underwriting File	$1.00
253	Repairs & Maintenance TTM 11/30/2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

GCT 2021-GCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
254	Repairs & Maintenance 2021 Sponsor Budget	Underwriting File	$1.00
255	Repairs & Maintenance 2022 Sponsor Budget	Underwriting File	$1.00
256	Repairs & Maintenance Citi UW	Underwriting File	$1.00
257	Utilities 2017	Underwriting File	$1.00
258	Utilities 2018	Underwriting File	$1.00
259	Utilities 2019	Underwriting File	$1.00
260	Utilities TTM 11/30/2020	Underwriting File	$1.00
261	Utilities 2021 Sponsor Budget	Underwriting File	$1.00
262	Utilities 2022 Sponsor Budget	Underwriting File	$1.00
263	Utilities Citi UW	Underwriting File	$1.00
264	General & Administrative 2017	Underwriting File	$1.00
265	General & Administrative 2018	Underwriting File	$1.00
266	General & Administrative 2019	Underwriting File	$1.00
267	General & Administrative TTM 11/30/2020	Underwriting File	$1.00
268	General & Administrative 2021 Sponsor Budget	Underwriting File	$1.00
269	General & Administrative 2022 Sponsor Budget	Underwriting File	$1.00
270	General & Administrative Citi UW	Underwriting File	$1.00
271	Insurance 2017	Underwriting File	$1.00
272	Insurance 2018	Underwriting File	$1.00
273	Insurance 2019	Underwriting File	$1.00
274	Insurance TTM 11/30/2020	Underwriting File	$1.00
275	Insurance 2021 Sponsor Budget	Underwriting File	$1.00
276	Insurance 2022 Sponsor Budget	Underwriting File	$1.00
277	Insurance Citi UW	Underwriting File	$1.00
278	Real Estate Taxes 2017	Underwriting File	$1.00
279	Real Estate Taxes 2018	Underwriting File	$1.00
280	Real Estate Taxes 2019	Underwriting File	$1.00
281	Real Estate Taxes TTM 11/30/2020	Underwriting File	$1.00
282	Real Estate Taxes 2021 Sponsor Budget	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

GCT 2021-GCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
283	Real Estate Taxes 2022 Sponsor Budget	Underwriting File	$1.00
284	Real Estate Taxes Citi UW	Underwriting File	$1.00
285	Parking Expense 2017	Underwriting File	$1.00
286	Parking Expense 2018	Underwriting File	$1.00
287	Parking Expense 2019	Underwriting File	$1.00
288	Parking Expense TTM 11/30/2020	Underwriting File	$1.00
289	Parking Expense 2021 Sponsor Budget	Underwriting File	$1.00
290	Parking Expense 2022 Sponsor Budget	Underwriting File	$1.00
291	Parking Expense Citi UW	Underwriting File	$1.00
292	Non-Recoverable Expense 2017	Underwriting File	$1.00
293	Non-Recoverable Expense 2018	Underwriting File	$1.00
294	Non-Recoverable Expense 2019	Underwriting File	$1.00
295	Non-Recoverable Expense TTM 11/30/2020	Underwriting File	$1.00
296	Non-Recoverable Expense 2021 Sponsor Budget	Underwriting File	$1.00
297	Non-Recoverable Expense 2022 Sponsor Budget	Underwriting File	$1.00
298	Non-Recoverable Expense Citi UW	Underwriting File	$1.00
299	Total Expenses 2017	Underwriting File	$1.00
300	Total Expenses 2018	Underwriting File	$1.00
301	Total Expenses 2019	Underwriting File	$1.00
302	Total Expenses TTM 11/30/2020	Underwriting File	$1.00
303	Total Expenses 2021 Sponsor Budget	Underwriting File	$1.00
304	Total Expenses 2022 Sponsor Budget	Underwriting File	$1.00
305	Total Expenses Citi UW	Underwriting File	$1.00
306	Net Operating Income 2017	Underwriting File	$1.00
307	Net Operating Income 2018	Underwriting File	$1.00
308	Net Operating Income 2019	Underwriting File	$1.00
309	Net Operating Income TTM 11/30/2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

GCT 2021-GCT	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
310	Net Operating Income 2021 Sponsor Budget	Underwriting File	$1.00
311	Net Operating Income 2022 Sponsor Budget	Underwriting File	$1.00
312	Net Operating Income Citi UW	Underwriting File	$1.00
313	Replacement Reserves 2017	Underwriting File	$1.00
314	Replacement Reserves 2018	Underwriting File	$1.00
315	Replacement Reserves 2019	Underwriting File	$1.00
316	Replacement Reserves TTM 11/30/2020	Underwriting File	$1.00
317	Replacement Reserves 2021 Sponsor Budget	Underwriting File	$1.00
318	Replacement Reserves 2022 Sponsor Budget	Underwriting File	$1.00
319	Replacement Reserves Citi UW	Underwriting File	$1.00
320	TI/LC 2017	Underwriting File	$1.00
321	TI/LC 2018	Underwriting File	$1.00
322	TI/LC 2019	Underwriting File	$1.00
323	TI/LC TTM 11/30/2020	Underwriting File	$1.00
324	TI/LC 2021 Sponsor Budget	Underwriting File	$1.00
325	TI/LC 2022 Sponsor Budget	Underwriting File	$1.00
326	TI/LC Citi UW	Underwriting File	$1.00
327	Net Cash Flow 2017	Underwriting File	$1.00
328	Net Cash Flow 2018	Underwriting File	$1.00
329	Net Cash Flow 2019	Underwriting File	$1.00
330	Net Cash Flow TTM 11/30/2020	Underwriting File	$1.00
331	Net Cash Flow 2021 Sponsor Budget	Underwriting File	$1.00
332	Net Cash Flow 2022 Sponsor Budget	Underwriting File	$1.00
333	Net Cash Flow Citi UW	Underwriting File	$1.00

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
26	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total NRA.
27	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Underlying Collateral.
30	Total Loan Closing Date Balance ($)	Sum of (i) Mortgage Loan Closing Date Balance, (ii) Mezzanine A Loan Closing Date Balance ($) and (iii) Mezzanine B Loan Closing Date Balance ($).
31	Total Loan Closing Date Balance per SF	Quotient of (i) Total Loan Closing Balance ($) and (ii) Total NRA.
34	As-Is Appraised Value per SF	Quotient of (i) As-Is Appraised Value and (ii) Total NRA.
56	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
57	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) the sum of the Assumed One-month LIBOR and the Mortgage Loan Trust Margin, and(iii) Interest Calculation (30/360 / Actual/360).
58	Mezzanine A Loan Annual Debt Service Payment	Product of (i) Mezzanine A Loan Closing Date Balance ($), (ii) the sum of the Assumed One-month LIBOR and the Mezzanine A Loan Margin, and (iii) Interest Calculation (30/360 / Actual/360).
59	Mezzanine B Loan Annual Debt Service Payment	Product of (i) Mezzanine B Loan Closing Date Balance ($), (ii) the sum of the Assumed One-month LIBOR and the Mezzanine B Loan Margin, and (iii) Interest Calculation (30/360 / Actual/360).
60	Total Loan Annual Debt Service Payment	Sum of (i) Mortgage Loan Annual Debt Service Payment, (ii) Mezzanine A Loan Annual Debt Service Payment and (iii) Mezzanine B Loan Annual Debt Service Payment.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

#	Specified Attribute	Recalculation Methodology
61	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) the sum of the LIBOR Cap and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
62	Mezzanine A Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mezzanine A Loan Closing Date Balance, (ii) the sum of the LIBOR Cap and the Mezzanine A Loan Margin, and (iii) Interest Calculation (30/360 / Actual/360).
63	Mezzanine B Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mezzanine B Loan Closing Date Balance, (ii) the sum of the LIBOR Cap and the Mezzanine B Loan Margin, and (iii) Interest Calculation (30/360 / Actual/360).
64	Total Loan Annual Debt Service Payment at LIBOR Cap	Sum of (i) Mortgage Loan Annual Debt Service Payment at LIBOR Cap, (ii) Mezzanine A Loan Annual Debt Service Payment at LIBOR Cap and (iii) Mezzanine B Loan Annual Debt Service Payment at LIBOR Cap.
67	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
68	Original Term to Maturity (Months)	Count of (i) the number of monthly payments from the First Loan Payment Date through and including (ii) the Initial Maturity Date.
69	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
72	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months)
73	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
86	Mortgage Loan Closing Date LTV	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) As-Is Appraised Value.
87	Mortgage Loan Balloon LTV	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) As-Is Appraised Value.
88	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income Citi UW and (ii) Mortgage Loan Closing Date Balance.
89	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow Citi UW and (ii) Mortgage Loan Closing Date Balance.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19

#	Specified Attribute	Recalculation Methodology
90	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income Citi UW and (ii) Mortgage Loan Annual Debt Service Payment.
91	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow Citi UW and (ii) Mortgage Loan Annual Debt Service Payment.
92	Mortgage Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) Net Operating Income Citi UW and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
93	Mortgage Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) Net Cash Flow Citi UW and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
94	Total Loan Closing Date LTV	Quotient of (i) Total Loan Closing Date Balance ($) and (ii) As-Is Appraised Value.
95	Total Loan Balloon LTV	Quotient of (i) Total Loan Closing Date Balance ($) and (ii) As-Is Appraised Value.
96	Total Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income Citi UW and (ii) Total Loan Closing Date Balance ($).
97	Total Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow Citi UW and (ii) Total Loan Closing Date Balance ($).
98	Total Loan UW NOI DSCR	Quotient of (i) Net Operating Income Citi UW and (ii) Total Loan Annual Debt Service Payment.
99	Total Loan UW NCF DSCR	Quotient of (i) Net Cash Flow Citi UW and (ii) Total Loan Annual Debt Service Payment.
100	Total Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) Net Operating Income Citi UW and (ii) Total Loan Annual Debt Service Payment LIBOR Cap
101	Total Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) Net Cash Flow Citi UW and (ii) Total Loan Annual Debt Service Payment LIBOR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	20